CONCENTRATIONS	12 Months Ended
Jun. 30, 2015
CONCENTRATIONS [Abstract]
CONCENTRATIONS

11.   CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2015. As of June 30, 2015 the Company had no cash equivalent balances that were not insured.

At June 30, 2015, one customer accounted 89.3% of the total gross accounts receivable. At June 30, 2014, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 24.4%, 16.1% and 10.4%.

During fiscal 2015 two customers accounted for 27.1% and 26.4% of sales. No other customer had sales in excess of 10% of revenues. During fiscal 2014, one customer accounted for 60.7% of sales. No other customer had sales in excess of 10% of revenues.

During fiscal 2015, sales resulted from two products, FireIce® and Soil₂O®, which made 85.3% and 13.9% of total sales, respectively. During fiscal 2014, sales resulted from three products, EMFIDS, FireIce® and Soil₂O® and from paid for research and development which made up 52.2%, 27.4%, 19.2% and 1.27% of total sales, respectively.

During the fiscal 2015, the Company purchased approximately $280,000 of raw material from one vendor and approximately $86,000 from another vendor which amounted to 44.7% and 13.9%, respectively, of the inventory purchases in fiscal 2015. During fiscal 2014, the Company's made inventory purchases from three vendors amounting to approximately $226,000, $81,000 and $64,000 representing 35.3%, 12.6% and 10.0%, respectively, of inventory purchases for the fiscal year.